Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Summary of Future Minimum Purchase Commitments	The amounts in the table below represent the minimum amounts payable by Polestar under these commitments as of December 31, 2025:

	As of December 31,
	2025	2024
Acquisition of intangible assets commitments – related parties	12,634	26,124
Non-cancelable manufacturing commitments – related parties	287,065	268,811
PS4 license volume commitments – related parties	55,981	83,073
Logistics service and other third party commitments	28,022	—
Total	383,702	378,008